SHAREHOLDERS' EQUITY (Schedule of Options Weighted Average Fair Values and Exercise Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 3.09
Equals market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 3.92	$ 2.32	$ 1.44
Weighted average exercise price	$ 3.09	$ 2.88	$ 1.68
Less than market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value		$ 2.44
Weighted average exercise price		$ 2.6
More than market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value		$ 1.88
Weighted average exercise price		$ 2.76